Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2017	May 31, 2014	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Napo
Related Party Transactions
Due from former parent	$ 221,429		$ 299,819	$ 299,819	$ 6,008
Royalty payable to former parent	(7)		(171)	(171)	(2,809)
Net receivable (payable) to former parent	221,422		299,648	299,648	3,199
License fee payable to Napo					(425,000)
Payments for consulting, travel and computer equipment on behalf of related party				22,290
Net payments on behalf of related party					6,008
Legal services paid by company					15,000
Consulting services paid					8,992
Related party purchases				37,355
Napo | General and administrative expense
Related Party Transactions
Rent related to the office space						$ 33,897
Napo | Prepaid expenses
Related Party Transactions
Remaining unused materials from the related party purchases				897
Napo | Crofelemer API
Related Party Transactions
Related party purchases				174,299
Napo | Crude plant latex
Related Party Transactions
Related party purchases				66,358
Napo | Service Agreement
Related Party Transactions
Remittance from related party	465,625			350,000
Outstanding receivables	219,171		277,529	$ 277,529
Napo
Related Party Transactions
Rent related to the office space		$ 33,897			$ 69,580	$ 80,816
Napo | Service Agreement
Related Party Transactions
Amount of share employee services	$ 407,267		$ 627,529